INCOME TAXES - Additional Information (Detail) $ / shares in Units, MOP$ in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
	Apr. 11, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MOP (MOP$)	Jun. 26, 2022 USD ($)	Jun. 26, 2022 MOP (MOP$)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid						$ 92,463	$ 75,190	$ 25,252
Income tax expense (benefit)						$ 20,525	$ 19,899	$ 3,103
Effective tax rate						(340.37%)	(3.34%)	(0.48%)
Valuation allowances						$ 477,834	$ 374,623
Adjusted operating tax losses carried forwards, expired						279,594
Aggregate undistributed earnings of foreign subsidiaries						745,397	745,694
Provision related to tax withholding for dividends						0
Deferred income tax liability, undistributed earnings						89,448	89,483
Unrecognized tax benefits that would impact effective tax rate						$ 33,449	$ 27,332
Effective tax rate for pillar two assessment						15.00%
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards						$ 1,427,622
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards						$ 5,470
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected increase in loss per share if taxes on casino gaming profits have been paid | $ / shares						$ 0.071	$ 0.057	$ 0.018
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Income tax expense (benefit)						$ 0	$ 4	$ 5
Statute of limitation for tax return						3 years
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	1.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	2.00%
Philippine Corporate Income Tax [Member] | After July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	25.00%
Payments in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Income tax expense (benefit)						$ 7,021	$ 5,650	$ 2,342
Annual lump sum in lieu of complementary tax on dividend		$ 518	MOP$ 4,167	$ 497	MOP$ 4,000
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						16.50%	16.50%	16.50%
Income tax expense (benefit)						$ 185	$ 11,613	$ 528
Statute of limitation for tax return						6 years
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.50%	12.50%	12.50%
Statute of limitation for tax return						6 years
Tax Authority Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.00%	12.00%	12.00%
Income tax expense (benefit)						$ 7,773	$ 0	$ 9
Statute of limitation for tax return						5 years
Sri Lanka Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						40.00%
Statute of limitation for tax return						2 years 6 months
Effective income tax rate on other sources						30.00%